Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
During the years ended December 31, 2019, 2020 and 2021, related party transactions were as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Services provided to Ping An Group (a)	447,010	621,845	417,051	65,444
Services provided to other related parties	340	—	—	—

Net revenues from related parties	447,350	621,845	417,051	65,444

Services provided by and assets purchased from Ping An Group (b)	107,706	156,420	176,880	27,756
Services provided by and assets purchased from other related parties	15,717	5,625	714	112

Services provided by related parties	123,423	162,045	177,594	27,868

Interest income from Ping An Group	47,459	63,558	136,613	21,438

Balances with Related Parties
As of December 31, 2020 and 20
2
1, balances with related parties were as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Amounts due from related parties, current
Ping An Group (c)	47,303	83,376	13,084

Amounts due from related parties, non-current
Ping An Group (c)	18,163	7,529	1,181

Amounts included in “Cash and cash equivalents” (d)	557,117	780,875	122,536
Amounts included in “Short-term investments” (d)	2,892,057	3,358,937	527,091
Amounts included in “Restricted cash” (d)	17,726	5,000	785

Amounts due to related parties
Ping An Group (e)	76,048	31,182	4,893
Other related parties	3,847	715	112

	79,895	31,897	5,005

(a)
The amount represents (i) the commission fee for transaction facilitation service on financial product including loan and insurance products, (ii) advertising services and (iii) technical services provided to Ping An Group.

(b)	The amount represents rental and property management services, technical services, other miscellaneous services and assets provided by Ping An Group.
(c)	Receivable from Ping An Group primarily consists of deposit in relation to the operating lease and other agreements, service fee receivable, and interest receivable from cash and cash equivalents.
(d)
The Company has cash or time deposits in commercial banks associated with Ping An Group and purchased certain short-term cash management products managed by Ping An Group as a part of the Company’s cash management plan.

(e)	The outstanding payable to Ping An Group primarily consists of payable for provision of services related to business operation, IDC service fee and other miscellaneous services.